Goodwill and Intangible Assets - Schedule of Goodwill (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 58,522	$ 86,503	$ 86,503	$ 41,083
Additions from acquisitions	23,253			53,552
Measurement period adjustments, net			821
Goodwill, Ending Balance	81,775		58,522	86,503
Impairment loss(a)	0	0	28,802	8,132
Renewables and Recovery Logistics
Goodwill [Roll Forward]
Goodwill, Beginning Balance	13,598	13,598	13,598	13,598
Additions from acquisitions	8,082
Goodwill, Ending Balance	21,680		13,598	13,598
Impairment loss(a)	0
Telecom
Goodwill [Roll Forward]
Goodwill, Beginning Balance	44,924	$ 72,905	72,905	27,485
Additions from acquisitions	15,171			53,552
Measurement period adjustments, net			821
Goodwill, Ending Balance	60,095		44,924	72,905
Impairment loss(a)	$ 36,934,000		$ 28,802	$ 8,132